Risk Management - Summary of Fair Value Measurement of Assets (Details) - At fair value - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	₩ 885,173	₩ 674,850
Derivative assets	2,035,550	2,691,164
Financial assets at fair value through profit or loss	1,995,226	2,176,172
Total	4,915,949	5,542,186
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	517,251	360,096
Derivative assets	0	0
Financial assets at fair value through profit or loss	0	0
Total	517,251	360,096
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Derivative assets	1,937,554	2,691,164
Financial assets at fair value through profit or loss	1,988,813	2,169,300
Total	3,926,367	4,860,464
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	367,922	314,754
Derivative assets	97,996	0
Financial assets at fair value through profit or loss	6,413	6,872
Total	₩ 472,331	₩ 321,626